                               VALUE LINE, INC.

                            220 East 42nd Street
                       New York, New York 10017-5891
               Phone: (212) 907-1500 / Fax: (212) 818-9747





                                                                  August 1, 2000




Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

             Re:  Value Line Emerging Opportunities Fund, Inc.
                  File #33-56028
                  Rule 497(j)
                  --------------------------------------------

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent post-effective amendment to its registration statement that was filed electronically via Edgar with the Securities and Exchange Commission.

                                         Very truly yours,



                                         /s/Peter D. Lowenstein
                                         Peter D. Lowenstein
                                         Legal Counsel



PDL: psp